INCOME TAXES (Deferred Taxes) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates	Dec. 31, 2017
Company's capital losses carryforward	$ 18,783	[1]	$ 20,087	[1]
Excess operating loss carryforwards for tax return over financial reporting amount	38,171
Tax credit carryforwards	9,169
Change in valuation allowance on deferred tax assets	(6,784)		(969)		(12,176)
Excess research and development credit carryforwards for tax return over financial reporting amount	459
Deferred tax assets, valuation allowance	44,777		51,561
Undistributed earnings of the Company's foreign subsidiaries	8,433
Israel [Member]
Operating Loss Carryforwards [Line Items]
Company's capital losses carryforward	58,770		63,691
Prior year net operating loss limitations
Such losses are subject to limitations of Internal Revenue Code, Section 382, which in general provides that utilization of NOL's is subject to an annual limitation if an ownership change results from transactions increasing the ownership of certain shareholders or public groups in the stock of a corporation by more than 50 percentage points over a three-year period. The annual limitations may result in the expiration of losses before utilization.

Israel [Member] | Unlimited Carryforward Period [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	79,777		98,919
United States [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	72,896
United States [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	2,697
United States [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates	Dec. 31, 2025
United States [Member] | Minimum [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates	Dec. 31, 2023
United States [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates	Dec. 31, 2033
United States [Member] | Maximum [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates	Dec. 31, 2034
United States [Member] | Unlimited Carryforward Period [Member] | Capital Loss Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	721
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	56,979
State [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	$ 1,645
State [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates	Dec. 31, 2015

[1]	The Company has capital loss carryforwards resulting mainly from the difference between the reporting currency and the tax basis of the investments in Marketable securities.